Nuveen Missouri Quality Municipal Income
Fund
Portfolio of Investments August 31, 2023
(Unaudited)
NOM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 165.0% (97.8% of Total Investments)
X 44,089,837 MUNICIPAL BONDS - 165.0%  (97.8% of Total Investments)
X 44,089,837
Consumer Staples - 4.3% (2.6% of Total Investments)
$ 1,055 Missouri Development Finance Board, Solid Waste Disposal Revenue
Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29, (AMT)
No Opt. Call $ 1,153,453
Total Consumer Staples 1,153,453
Education and Civic Organizations - 14.5% (8.6% of Total Investments)
300 Curators of the University of Missouri, System Facilities Revenue Bonds,
Series 2014A, 4.000%, 11/01/33
11/24 at 100.00 300,732
410 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2013A, 5.000%, 6/01/33
9/23 at 100.00 410,320
600 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southwest Baptist University Project, Series 2012,
5.000%, 10/01/33
10/23 at 100.00 583,218
725 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%,
10/01/34
10/23 at 100.00 725,297
1,000 Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2015A, 4.000%, 10/01/42
10/25 at 100.00 939,140
500 Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2019A, 5.000%, 10/01/46
4/29 at 100.00 522,045
115 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Webster University, Refunding Series 2017, 4.000%, 4/01/34
4/27 at 100.00 103,186
210 Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2019A, 4.000%, 10/01/39 - AGM Insured
10/29 at 100.00 199,296
100 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
10/23 at 100.00 84,202
Total Education and Civic Organizations 3,867,436
Health Care - 29.9% (17.7% of Total Investments)
300 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016, 5.000%, 8/01/30
8/26 at 100.00 274,023
210 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
4.000%, 5/01/33
5/25 at 100.00 210,704
400 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2017A,
5.000%, 3/01/36
3/27 at 100.00 404,748
300 Hannibal Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Hannibal Regional Healthcare System, Series 2017,
5.000%, 10/01/42
10/27 at 100.00 302,073
315 Joplin Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35
2/24 at 100.00 315,724
250 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 236,230
750 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48), (UB) (c)
1/28 at 100.00 685,485
1,730 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/44
11/23 at 100.00 1,729,879
415 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/32
11/25 at 100.00 423,088
390 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42
10/23 at 100.00 366,526
550 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.250%, 11/15/48
11/24 at 100.00 518,804
650 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C, 5.000%, 11/15/42
11/27 at 100.00 659,886

Nuveen Missouri Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NOM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/54
2/29 at 100.00 $ 881,585
350 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48
5/25 at 102.00 317,580
125 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 4.000%, 2/15/51
8/31 at 100.00 102,593
600 Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016, 5.000%, 11/15/46
11/25 at 100.00 552,570
Total Health Care 7,981,498
Housing/Single Family - 0.1% (0.1% of Total Investments)
45 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017A-2, 3.800%, 11/01/37
11/26 at 100.00 43,529
Total Housing/Single Family 43,529
Long-Term Care - 9.3% (5.5% of Total Investments)
100 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A, 5.250%, 5/15/37
5/27 at 100.00 84,576
500 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2014A, 5.000%, 2/01/44
2/24 at 100.00 470,125
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2016A:
400 5.000%, 2/01/36 2/26 at 100.00 396,336
500 5.000%, 2/01/46 2/26 at 100.00 464,955
100 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2019C, 4.000%, 2/01/48
2/29 at 100.00 78,289
Saint Louis County Industrial Development Authority,
Missouri, Revenue Bonds, Friendship Village of Sunset
Hills, Series 2012:
250 5.000%, 9/01/32 10/23 at 100.00 244,862
250 5.000%, 9/01/42 10/23 at 100.00 222,670
430 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
10/23 at 100.00 430,013
100 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 89,549
Total Long-Term Care 2,481,375
Tax Obligation/General - 29.8% (17.6% of Total Investments)
Clay County Public School District 53, Liberty, Missouri,
General Obligation Bonds, Series 2018:
1,000 4.000%, 3/01/34 3/26 at 100.00 1,010,480
335 4.000%, 3/01/36 3/26 at 100.00 336,792
340 Clay County Reorganized School District R-II Smithville, Missouri, General
Obligation Bonds, Refunding Series 2015, 4.000%, 3/01/36
3/27 at 100.00 342,893
350 Fenton Missouri Fire Protection District, Missouri, General Obligation
Bonds, Series 2019, 4.000%, 3/01/39
3/27 at 100.00 344,330
500 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2015, 4.000%,
3/01/32
3/24 at 100.00 501,070
200 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2018, 5.000%,
3/01/36
3/27 at 100.00 210,426
500 Hazelwood School District, St. Louis County, Missouri, General Obligation
Bonds, Refunding and Improvement Series 2023A, 5.000%, 3/01/42 -
BAM Insured
3/32 at 100.00 535,340
500 Jefferson City School District, Missouri, General Obligation Bonds, Series
2023A, 5.500%, 3/01/43
3/32 at 100.00 552,480

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 225 Jefferson County School District R-1 Northwest, Missouri, General
Obligation Bonds, Direct Deposit Program Series 2023, 5.000%, 3/01/43
3/31 at 100.00 $ 237,382
1,000 Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct
Deposit Program Series 2017, 4.000%, 3/01/32
3/27 at 100.00 1,022,150
300 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A, 4.000%, 2/01/35
2/28 at 100.00 305,070
1,250 Saint Charles County Francis Howell School District, Missouri, General
Obligation Bonds, Series 2022, 5.000%, 3/01/42
3/31 at 100.00 1,334,425
225 Saint Louis County Pattonville School District R3, Missouri, General
Obligation Bonds, Series 2023, 5.250%, 3/01/42
3/31 at 100.00 244,573
1,000 Valley Park Fire Protection District, Missouri, General Obligation Bonds,
Series 2019, 4.000%, 3/01/39
3/27 at 100.00 983,800
Total Tax Obligation/General 7,961,211
Tax Obligation/Limited - 37.6% (22.3% of Total Investments)
Bi-State Development Agency of the Missouri-Illinois
Metropolitan District, Mass Transit Sales Tax Appropriation
Bonds, Refunding Combined Lien Series 2019:
1,500 4.000%, 10/01/36 10/29 at 100.00 1,510,335
1,160 4.000%, 10/01/48 10/29 at 100.00 1,101,536
230 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
4.750%, 6/01/30
6/24 at 100.00 226,598
145 Clay, Jackson & Platte Counties Consolidated Public Library District 3,
Missouri, Certificates of Participation, Mid-Continent Public Library
Project, Series 2018, 4.000%, 3/01/35
3/26 at 100.00 146,472
250 Conley Road Transportation District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 5.125%, 5/01/41
5/25 at 100.00 240,320
297 Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28 (d)
10/23 at 100.00 94,943
Howard Bend Levee District, St. Louis County, Missouri,
Levee District Improvement Bonds, Series 2013B:
250 4.875%, 3/01/33 10/23 at 100.00 235,565
200 5.000%, 3/01/38 10/23 at 100.00 185,768
300 Kansas City Industrial Development Authority, Missouri, Downtown
Redevelpment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32
10/23 at 100.00 300,411
75 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A
No Opt. Call 72,864
500 Kansas City, Missouri, Special Obligation Bonds, Downtown Arena Project,
Refunding & Improvement Series 2016E, 5.000%, 4/01/40
4/25 at 100.00 502,285
325 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C, 5.000%, 9/01/33
10/23 at 100.00 325,198
Land Clearance for Redevelopment Authority of Kansas
City, Missouri, Project Revenue Bonds, Convention Center
Hotel Project - TIF Financing, Series 2018B:
100 5.000%, 2/01/40, 144A 2/28 at 100.00 78,445
100 5.000%, 2/01/50, 144A 2/28 at 100.00 71,962
245 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of Branson - Branson Landing Project, Series 2015A, 4.000%,
6/01/34
10/23 at 100.00 245,093
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
200 4.550%, 7/01/40 7/28 at 100.00 195,004
350 0.000%, 7/01/46 7/28 at 41.38 97,482
97 0.000%, 7/01/51 7/28 at 30.01 20,048
500 4.750%, 7/01/53 7/28 at 100.00 468,735
117 5.000%, 7/01/58 7/28 at 100.00 113,537
252 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 239,299
50 Saint Charles County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Wentzville Parkway Regional Community Improvement
District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 39,549

Nuveen Missouri Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NOM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 250 Saint Louis County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Chesterfield Blue Valley Community Improvement
District Project, Series 2014A, 5.250%, 7/01/44, 144A
7/24 at 100.00 $ 216,122
500 Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual
Appropriation Redevelopment Revenue Bonds, National Geospatial-
Intelligence Agency Offsite Improvements, Series 2022C, 5.125%,
6/01/46
6/30 at 100.00 498,095
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Expansion
& Improvement Projects Series 2020:
500 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 515,350
500 5.000%, 10/01/49 - AGM Insured 10/30 at 100.00 508,975
600 Springfield, Missouri, Special Obligation Bonds, Sewer System
Improvements Project, Series 2015, 4.000%, 4/01/35
4/25 at 100.00 601,320
125 Taney County Industrial Development Authority, Missouri, Sales Tax
Revenue Improvement Bonds, Big Cedar Infrastructure Project Series
2023, 6.000%, 10/01/49, 144A
10/30 at 100.00 121,310
450 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 325,413
215 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 202,947
195 Universal City Industrial Development Authority, Missouri, Revenue Bonds,
Tax Increment and Special District Markets at Olive Project Series 2023A,
5.500%, 6/15/42
6/33 at 100.00 192,288
320 Wentzville, Missouri, Certificates of Participation, Series 2023, 5.000%,
3/01/37
3/33 at 100.00 343,024
Total Tax Obligation/Limited 10,036,293
Transportation - 14.2% (8.4% of Total Investments)
450 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/44, (AMT)
3/29 at 100.00 458,798
2,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/46, (AMT)
3/29 at 100.00 2,033,260
1,265 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017C, 5.000%, 7/01/47 - AGM Insured
7/27 at 100.00 1,295,056
Total Transportation 3,787,114
U.S. Guaranteed - 3.1% (1.9% of Total Investments) (e)
335 Guam A.B. Won Pat  International Airport Authority, Revenue Bonds, Series
2013B, 5.500%, 10/01/33, (Pre-refunded 10/01/23) - AGM Insured
10/23 at 100.00 335,509
510 Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T.
Still University of Health Sciences, Series 2014, 5.000%, 10/01/39, (Pre-
refunded 10/01/23)
10/23 at 100.00 510,577
Total U.S. Guaranteed 846,086
Utilities - 22.2% (13.1% of Total Investments)
250 Camden County Public Water Supply District 4, Missouri, Certificates of
Participation, Series 2017, 5.000%, 1/01/47
1/25 at 100.00 251,835
150 Franklin County Public Water Supply District 3, Missouri, Certificates of
Participation, Series 2017, 4.000%, 12/01/37
12/24 at 100.00 150,494
160 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A, 4.000%, 1/01/35
1/28 at 100.00 162,805
500 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A, 4.000%, 1/01/48
1/33 at 100.00 476,410
Metropolitan St. Louis Sewerage District, Missouri,
Wastewater System Revenue Bonds, Refunding
Improvement Series 2022B:
500 5.000%, 5/01/47 5/32 at 100.00 537,795
500 5.250%, 5/01/52 5/32 at 100.00 545,560

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 500 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 $ 563,560
500 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015,
5.000%, 1/01/40
1/25 at 100.00 507,765
350 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%,
1/01/32
1/25 at 100.00 353,916
500 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 504,345
500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Series 2018, 5.000%, 12/01/43
6/27 at 100.00 509,125
585 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Refudning Series 2016C, 5.000%, 12/01/32
12/25 at 100.00 601,795
550 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Series 2018, 4.000%, 12/01/39
12/25 at 100.00 548,856
260 Stone County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2021B, 4.000%, 12/01/51
12/28 at 100.00 217,581
Total Utilities 5,931,842
Total Municipal Bonds
(cost $45,356,756) 44,089,837
Total Long-Term Investments
(cost $45,356,756) 44,089,837
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  3.8%(2.2% of Total Investments)
X 1,000,000 MUNICIPAL BONDS - 3.8%  (2.2% of Total Investments)
X 1,000,000
Health Care - 3.8% (2.2% of Total Investments)
$ 1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Variable Rate Series 2018F, 2.600%,
6/01/36, (Mandatory Put 9/08/23) (f)
9/23 at 100.00 $ 1,000,000
Total Health Care 1,000,000
Total Municipal Bonds
(cost $1,000,000) 1,000,000
Total Short-Term Investments
(cost $1,000,000) 1,000,000
Total Investments
(cost $46,356,756) - 168.8% 45,089,837
Floating Rate Obligations - (2.2)%   (600,000)
MFP Shares, Net - (66.7)% (g) (17,805,445)
Other Assets & Liabilities, Net - 0.1% 29,713
Net Assets Applicable to Common Shares - 100% $ 26,714,105

Nuveen Missouri Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NOM
circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 44,089,837 $ – $ 44,089,837
Short-Term Investments:
Municipal Bonds – 1,000,000 – 1,000,000
Total
$ – $ 45,089,837 $ – $ 45,089,837
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(g) MFP Shares, Net as a percentage of Total Investments is 39.5%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.